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                                     1998
                           -----------------------
                                ANNUAL REPORT
                           -----------------------

                               October 31, 1998

                                  WATERHOUSE
                                INVESTORS CASH
                                  MANAGEMENT
                                    FUNDS
                   ........................................

                Three money market portfolios to choose from:
                  Money Market * U.S. Government * Municipal

                                     [LOGO] WATERHOUSE
                                            Securities, Inc.

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                  BOARD OF DIRECTORS AND EXECUTIVE OFFICERS
DIRECTORS

GEORGE F. STAUDTER
Director of Koger Equity, Inc.
Independent Financial Consultant

RICHARD W. DALRYMPLE
President of Teamwork Mgmt., Inc.

CAROLYN B. LEWIS
President of
The CBL Group

LAWRENCE J. TOAL
Chairman/President/CEO of
Dime Bancorp, Inc.


EXECUTIVE OFFICERS

GEORGE A. RIO
President, Treasurer
and Chief Financial Officer

CHRISTOPHER J. KELLEY*
Vice President and Secretary

*Affiliated person of the Distributor

                      WATERHOUSE ASSET MANAGEMENT, INC.
                  BOARD OF DIRECTORS AND  EXECUTIVE OFFICERS

DIRECTORS

LAWRENCE M. WATERHOUSE, JR.
Chairman
Waterhouse Investor Services, Inc.

FRANK J. PETRILLI
President and
Chief Executive Officer
Waterhouse Investor Services, Inc.

RICHARD H. NEIMAN
Executive Vice President
General Counsel and Secretary
Waterhouse Investor Services, Inc.


SENIOR OFFICERS

DAVID A. HARTMAN
Senior Vice President
Chief Investment Officer

B. KEVIN STERNS
Executive Vice President
Chief Financial Officer & Treasurer

MICHELE R. TEICHNER
Senior Vice President
Operations & Compliance


                              SERVICE PROVIDERS

      INVESTMENT MANAGER           TRANSFER AGENT         INDEPENDENT AUDITORS
       Waterhouse Asset       Waterhouse National Bank     Ernst & Young LLP
       Management, Inc.         525 Washington Blvd.       787 Seventh Avenue
        100 Wall Street         Jersey City, NJ 07310      New York, NY 10019
   New York, New York 10005

        ADMINISTRATOR &               CUSTODIAN              LEGAL COUNSEL
     SHAREHOLDER SERVICING      The Bank of New York     Swidler Berlin Shereff
    Waterhouse Securities,      90 Washington Street         Friedman, LLP
             Inc.                New York, NY 10286         919 Third Avenue
        100 Wall Street                                    New York, NY 10022
      New York, NY 10005           DISTRIBUTOR
       Customer Service        Funds Distributor, Inc.
          Department              60 State Street
        (800) 934-4410           Boston, MA 02109


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                WATERHOUSE INVESTORS FAMILY OF FUNDS, INC.(A)

           DEAR SHAREHOLDER:
           --------------------------------------------------------

I am pleased to provide you with the Waterhouse Investors Cash Management Funds (the "Fund") annual report for the fiscal year ended October 31, 1998.

During the year, each of the Money Market, U.S. Government and Municipal Portfolios attempted to provide maximum current income from high quality money market securities while maintaining a conservative investment portfolio to ensure safety of principal. By October 31, 1998, assets in the three Portfolios increased to a total of $3.9 billion.

PORTFOLIO RESULTS *
For the fiscal year ended October 31, 1998, the three money market Portfolios had the following annualized returns.**

   O The Money Market Portfolio had an annualized return of 5.04% and a current yield of 4.92%.

   O The U.S. Government Portfolio had an annualized return of 4.91% and a current yield of 4.80%.

   O The Municipal Portfolio had an annualized return of 2.98%, a taxable equivalent return of 4.66%(1), a current yield of 2.93% and a taxable equivalent yield of 4.58%(1).

The volatility in both the stock and bond markets over the last six months has been at historical highs. Economic problems in Asia migrated to world wide financial markets, causing the domestic markets to swing widely. The bond market saw long-term bond rates decline to a forty year low and concerns about corporate profits forced the stock market into a major correction. The financial markets have since recovered, spawned by the Federal Reserve Bank intervening through Federal Funds Rate reductions totaling three quarters of one percent. Currently, the average maturities of the portfolios are structured at market neutral levels which approximate industry averages.

Thank you for investing in the Fund and for your confidence in us. For the second consecutive year, Waterhouse Securities was ranked #1 discount broker by SmartMoney Magazine.(2) According to the SmartMoney article "we set out to identify the single best discount broker--that is the one firm with the best mix of price, product, service and reputation."

We look forward to continuing to meet your expanding investment needs in the years to come.

Sincerely,

/s/ Lawrence M. Waterhouse, Jr.

Lawrence M. Waterhouse, Jr.
Chairman
Waterhouse Investor Services, Inc.

December 4, 1998


(A) As of December 18, 1997, Waterhouse Investors Cash Management Fund, Inc. changed its name to Waterhouse Investors Family of Funds, Inc.

* An investment in the Portfolio is neither FDlC-insured nor guaranteed by the U.S. Government and is not a deposit or obligation of, or guaranteed by, any bank. There can be no assurance that a Portfolio will be able to maintain a stable net asset value of $1 per share.

** These returns are based on a constant investment throughout the period, include reinvestment of dividends and reflect a net return to the shareholder after all expenses, inclusive of fee waivers. For the fiscal year ended October 31, 1998, the Investment Manager and its affiliates waived a portion of their fee for the Money Market, U.S. Government and Municipal Portfolios. Without these fee waivers in effect, the annualized returns and current yields would have been 4.89% and 4.77% for the Money Market Portfolio, 4.80% and 4.69% for the U.S. Government Portfolio and 2.85% and 2.80% for the Municipal Portfolio. The annualized taxable equivalent return and yield for the Municipal Portfolio would have been 4.45% and 4.39%, respectively. The yield more closely reflects the current earnings of the Portfolios than the total return.

(1) Taxable equivalent return and yield at 36% marginal federal income tax rate.

(2) As compared to 22 discount brokerage firms in the SmartMoney Magazine, July 1998 issue.

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                              TABLE OF CONTENTS
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            Statements of Assets and Liabilities.................5

            Statements of Operations.............................6

            Statements of Changes in Net Assets..................7

            Financial Highlights.................................8

            Notes to Financial Statements........................9

            Money Market Portfolio
               Schedule of Investments..........................11

            U.S. Government Portfolio
               Schedule of Investments..........................15

            Municipal Portfolio
               Schedule of Investments..........................17

            Notes to
               Schedules of Investments.........................22

            Report of
               Independent Auditors.............................23

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                     STATEMENTS OF ASSETS AND LIABILITIES
                               October 31, 1998

                                                      Money Market       U.S. Government         Municipal
                                                       Portfolio            Portfolio            Portfolio
      ASSETS
        Investments in securities, at value
           (including repurchase agreements of
           $65,952,000, $74,963,000, and $0,
           respectively) (Note 2)                   $  2,942,826,302     $   533,328,781      $    374,351,019
        Cash                                                   4,925                 814               324,512
        Interest receivable                               17,601,325           4,575,063             1,329,025
        Receivable for securities sold                            --                  --             5,415,000
        Other assets                                           4,134                 927                   618
                                                    ----------------     ---------------      ----------------
                TOTAL ASSETS                           2,960,436,686         537,905,585           381,420,174

      LIABILITIES
        Dividends payable to shareholders                    754,118             128,547                52,855
        Payable to Investment Manager and its
           affiliates (Note 3)                             1,675,885             309,323               204,366
        Accrued expenses and other liabilities               280,789              63,947                72,507
                                                    ----------------     ---------------      ----------------
                TOTAL LIABILITIES                          2,710,792             501,817               329,728
                                                    ----------------     ---------------      ----------------

      NET ASSETS                                    $  2,957,725,894     $   537,403,768      $    381,090,446
                                                    ----------------     ---------------      ----------------
                                                    ----------------     ---------------      ----------------
        Net assets consist of:
        Paid-in capital                             $  2,957,728,677     $   537,407,469      $    381,091,287
        Accumulated net realized losses from
           security transactions                              (2,783)             (3,701)                 (841)
                                                    ----------------     ---------------      ----------------
        Net assets, at value                        $  2,957,725,894     $   537,403,768      $    381,090,446
                                                    ================     ===============      ================

        Shares outstanding ($.0001 par value
           common stock, 60 billion, 20 billion,
           and 10 billion shares authorized,
           respectively)                               2,957,728,677         537,407,469           381,091,287
                                                    ================     ===============      ================

        Net asset value, redemption price and
           offering price per share (Note 2)        $           1.00     $          1.00      $           1.00
                                                    ================     ===============      ================

            Please see accompanying notes to financial statements.

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                           STATEMENTS OF OPERATIONS
                     For the Year Ended October 31, 1998

                                                      Money Market       U.S. Government         Municipal
                                                       Portfolio            Portfolio            Portfolio
      INVESTMENT INCOME
        Interest income                             $    130,577,539     $    25,521,161      $     11,384,511
                                                    ----------------     ----------------     ----------------

      EXPENSES
        Investment management fees (Note 3)                7,895,374           1,602,146             1,092,409
        Shareholder servicing fees (Note 3)                4,668,165             796,798               366,257
        Transfer agent fees (Note 3)                       4,605,109             915,512               624,221
        Administration fees (Note 3)                       2,302,554             457,756               312,090
        Shareholder reports and mailing                      423,111              84,622                56,415
        Registration fees                                    393,962              59,312                45,215
        Custody fees (Note 2)                                171,428              52,103                34,414
        Professional fees                                    110,331              27,940                20,359
        Directors' fees                                       17,560              17,560                17,560
        Other expenses                                        49,437              47,816                77,717
                                                    ----------------     ----------------     ----------------
        TOTAL EXPENSES                                    20,637,031           4,061,565             2,646,657

        Fees waived/expenses reimbursed by the
           Investment Manager and its affiliates
           (Note 3)                                       (3,359,692)           (508,238)             (411,748)
                                                    ----------------     ----------------     ----------------
           NET EXPENSES                                   17,277,339           3,553,327             2,234,909
                                                    ----------------     ----------------     ----------------

           NET INVESTMENT INCOME                         113,300,200          21,967,834             9,149,602
                                                    ----------------     ----------------     ----------------

        NET REALIZED GAINS (LOSSES) FROM SECURITY
           TRANSACTIONS                                           36              (3,939)                2,572
                                                    ----------------     ----------------     ----------------

        NET INCREASE IN NET ASSETS FROM
           OPERATIONS                               $    113,300,236     $    21,963,895      $      9,152,174
                                                    ================     ================     =================



            Please see accompanying notes to financial statements.

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                     STATEMENTS OF CHANGES IN NET ASSETS

                                        Money Market                     U.S. Government                    Municipal
                                          Portfolio                         Portfolio                       Portfolio

                                    Year             Year             Year             Year            Year           Year
                                   Ended            Ended            Ended            Ended           Ended          Ended
                                October 31,      October 31,      October 31,      October 31,     October 31,    October 31,
                                    1998             1997             1998             1997            1998           1997
OPERATIONS:
  Net investment income        $  113,300,200   $   76,296,290   $   21,967,834   $   18,691,230   $  9,149,602   $  7,492,691
  Net realized gains (losses)
     from security
     transactions                          36           21,960           (3,939)             449          2,572         (2,642)
                               --------------   --------------   --------------   --------------   ------------   ------------
Net increase in net assets
  from operations                 113,300,236       76,318,250       21,963,895       18,691,679      9,152,174      7,490,049
                               --------------   --------------   --------------   --------------   ------------   ------------

DISTRIBUTIONS TO
SHAREHOLDERS:
  From net investment income     (113,300,200)     (76,296,290)     (21,967,834)     (18,691,230)    (9,149,602)    (7,492,691)
  From net realized gains                  --          (23,984)              --               --             --             --
                               --------------   --------------   --------------   --------------   ------------   ------------
Decrease in net assets from
  distributions to
  shareholders                   (113,300,200)     (76,320,274)     (21,967,834)     (18,691,230)    (9,149,602)    (7,492,691)
                               --------------   --------------   --------------   --------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS
($1.00 PER SHARE):
  Proceeds from shares sold     9,765,915,572    5,645,355,075    1,534,515,923    1,215,495,738   1,073,142,210   742,968,364
  Shares issued in
     reinvestment of
     dividends                    112,790,339       78,797,634       21,892,239       19,383,642      9,118,338      7,760,110
  Payments for shares
     redeemed                  (8,708,766,830)  (5,278,973,994)  (1,421,685,766)  (1,203,241,288)  (966,796,370)  (711,355,530)
                               --------------   --------------   --------------   --------------   ------------   ------------
Net increase in net assets
  from capital share
  transactions                  1,169,939,081      445,178,715      134,722,396       31,638,092    115,464,178     39,372,944
                               --------------   --------------   --------------   --------------   ------------   ------------

TOTAL INCREASE IN NET ASSETS    1,169,939,117      445,176,691      134,718,457       31,638,541    115,466,750     39,370,302

NET ASSETS:
  Beginning of year             1,787,786,777    1,342,610,086      402,685,311      371,046,770    265,623,696    226,253,394
                               --------------   --------------   --------------   --------------   ------------   ------------
  End of year                  $2,957,725,894   $1,787,786,777   $  537,403,768   $  402,685,311   $381,090,446   $265,623,696
                               ==============   ==============   ==============   ==============   ============   ============


            Please see accompanying notes to financial statements.

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                             FINANCIAL HIGHLIGHTS

       Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Portfolio's financial statements.

                                                  MONEY MARKET                                     U.S. GOVERNMENT
                                                   PORTFOLIO                                          PORTFOLIO
                                     Year             Year            Period            Year             Year            Period
                                    Ended            Ended            Ended            Ended            Ended            Ended
                                 October 31,      October 31,      October 31,      October 31,      October 31,      October 31,
                                     1998             1997            1996*             1998             1997            1996*
PER SHARE OPERATING
PERFORMANCE
  Net asset value, beginning
    of period.................  $        1.000   $        1.000   $        1.000   $        1.000   $        1.000   $        1.000
                                --------------   --------------   --------------   --------------   --------------   --------------
  Net investment income.......           0.049            0.048            0.041            0.048            0.047            0.041
                                --------------   --------------   --------------   --------------   --------------   --------------
  Distributions from net
    investment income.........          (0.049)          (0.048)          (0.041)          (0.048)          (0.047)          (0.041)
                                --------------   --------------   --------------   --------------   --------------   --------------
  Net asset value, end of
    period....................  $        1.000   $        1.000   $        1.000   $        1.000   $        1.000   $        1.000
                                ==============   ==============   ==============   ==============   ==============   ==============

RATIOS
  Ratio of expenses to average
    net assets**..............           0.75%            0.83%          0.79%(A)           0.78%            0.81%          0.73%(A)
  Ratio of net investment
    income to average net
    assets**..................           4.92%            4.79%          4.64%(A)           4.80%            4.69%          4.64%(A)
  Decrease reflected in above
    net expense ratio due to
    waivers/reimbursements by
    the Investment Manager and
    its affiliates (Note 3)...           0.15%            0.08%          0.13%(A)           0.11%            0.07%          0.18%(A)

SUPPLEMENTAL DATA
  Total investment return
    (B).......................           5.04%            4.89%          4.82%(A)           4.91%            4.79%          4.82%(A)
  Net assets, end of period...  $2,957,725,894   $1,787,786,777   $1,342,610,086   $  537,403,768   $  402,685,311   $  371,046,770
                                ==============   ==============   ==============   ==============   ==============   ==============

                                                   MUNICIPAL
                                                   PORTFOLIO
                                     Year             Year            Period
                                    Ended            Ended            Ended
                                 October 31,      October 31,      October 31,
                                     1998             1997            1996*
PER SHARE OPERATING
PERFORMANCE
  Net asset value, beginning
    of period.................  $        1.000   $        1.000   $        1.000
                                --------------   --------------   --------------
  Net investment income.......           0.029            0.030            0.026
                                --------------   --------------   --------------
  Distributions from net
    investment income.........          (0.029)          (0.030)          (0.026)
                                --------------   --------------   --------------
  Net asset value, end of
    period....................  $        1.000   $        1.000   $        1.000
                                ==============   ==============   ==============
RATIOS
  Ratio of expenses to average
    net assets**..............           0.72%            0.74%          0.62%(A)
  Ratio of net investment
    income to average net
    assets**..................           2.93%            2.97%          2.90%(A)
  Decrease reflected in above
    net expense ratio due to
    waivers/ reimbursements by
    the Investment Manager and
    its affiliates (Note 3)...           0.13%            0.10%          0.23%(A)
SUPPLEMENTAL DATA
  Total investment return
    (B).......................           2.98%            3.01%          3.05%(A)
  Net assets, end of period...  $  381,090,446   $  265,623,696   $  226,253,394
                                ==============   ==============   ==============


*    The Portfolio commenced operations on December 20, 1995.
** The average net assets for the periods ended October 31, 1998, October 31, 1997 and October 31, 1996, were $2,302,804,288, $1,592,722,254 and
     $1,104,558,438 for the Money Market Portfolio; $457,821,528, $398,635,777
     and $293,708,330 for the U.S. Government Portfolio; and $312,133,086, $252,444,536 and $196,592,413 for the Municipal Portfolio.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

            Please see accompanying notes to financial statements.

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
               NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 1998

NOTE 1 -- ORGANIZATION

Waterhouse Investors Family of Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 16, 1995. On December 18, 1997, Waterhouse Investors Cash Management Fund, Inc. changed its name to Waterhouse Investors Family of Funds, Inc. The Fund is registered as an open-end, management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), and the Securities Act of 1933, as amended and currently has four investment portfolios. These financial statements relate to three money market portfolios of the Fund (each a "Portfolio" and collectively the "Portfolios"), each of which is a diversified investment portfolio. The investment objective of each of the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors federally tax-exempt income by investing primarily in municipal securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

COMPUTATION OF NET ASSET VALUE -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

SECURITIES VALUATION -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At October 31, 1998, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

INVESTMENT INCOME -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

SECURITIES TRANSACTIONS -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

EXPENSES -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses which are applicable to all Portfolios are allocated on a pro rata basis.

USE OF ESTIMATES -- The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
         NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 1998 (CONTINUED)

FEDERAL INCOME TAXES -- It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH
          AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with Waterhouse Asset Management, Inc. (the "Investment Manager"), an indirect wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to
 .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. The Investment Manager agreed to waive a portion of its fee payable by the Municipal Portfolio through October 15, 1998, so that the actual fee payable annually by the Portfolio during the period will be equal to .25 of 1% of its average daily net assets. For the year ended October 31, 1998, the Investment Manager voluntarily waived $312,133 of its investment management fee for the Municipal Portfolio.

Waterhouse Securities, Inc. ("Waterhouse Securities") an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio pays Waterhouse Securities a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets. For the year ended October 31, 1998, the Investment Manager voluntarily waived $1,788 of its adminstration fee for the Municipal Portfolio.

Waterhouse Securities has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that each Portfolio pays Waterhouse Securities, a monthly fee at an annual rate of up to
 .25 of 1% of average daily net assets. The Fund's Board of Directors determined to limit the annual fee payable through October 15, 1998 under the Shareholder Servicing Plan so as not to exceed .20 of 1% of average daily net assets in the case of the Money Market Portfolio, .17 of 1% of average daily net assets in the case of the U.S. Government Portfolio, and .11 of 1% of average daily net assets in the case of the Municipal Portfolio. For the year ended October 31, 1998, Waterhouse Securities voluntarily waived $3,308,557, $502,792, and $74,948 of its shareholder servicing fee for the Money Market Portfolio, the U.S. Government Portfolio, and the Municipal Portfolio, respectively.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with Waterhouse National Bank (the "Bank"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, each Portfolio pays the Bank a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the year ended October 31, 1998, the Bank voluntarily waived $51,135, $5,446, and $22,879 of its transfer agent fee for the Money Market Portfolio, the U.S. Government Portfolio, and the Municipal Portfolio, respectively.

Each Director who is not an "interested person" ("disinterested Director") as defined in the Act receives from the Fund a base annual retainer of $12,000, payable quarterly. Each disinterested Director who serves on the Board of Directors of a "Fund Complex" (which includes the Fund and National Investors Cash Management Fund, Inc.), receives a supplemental annual retainer of $5,000, payable quarterly.

Additionally, each disinterested Director of the Fund Complex receives from the Fund Complex a fee of $2,000 for each meeting attended. In the event that meetings of the Fund Complex are held on the same day or concurrently, such meeting is considered a single meeting and the meeting fee is allocated between the funds in the Fund Complex.

NOTE 4 -- FEDERAL TAX INFORMATION (UNAUDITED)

In accordance with Federal tax requirements, the Municipal Portfolio designates substantially all the dividends paid from net investment income during the year ended October 31, 1998 as "exempt-interest dividends." As required by Federal regulations, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid (if any) for the 1998 calendar year early in 1999.

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10

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
               MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                               October 31, 1998


   PRINCIPAL                                                                                     ANNUALIZED
    AMOUNT                                                                                        YIELD (%)                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
                  CORPORATE OBLIGATIONS
                  ASSET-BACKED COMMERICAL PAPER--5.4%
$ 32,000,000      Asset-Backed Securities Investment Trust Ser. 1997F, Variable Rate Notes,
                  5.37%, due 11/15/98
                  (Insured: MBIA) (Note A)                                                            5.37         $   32,000,000
  30,000,000      Bavaria TRR Corp., due 11/13/98 (LOC: Bayerische Vereinsbank AG)                    5.40             29,948,983
  50,000,000      Corporate Asset Funding Co., Inc., due 1/27/99                                      5.38             49,359,583
  50,000,000      Eureka Securitization, Inc., due 2/9/99                                             5.23             49,284,722
                                                                                                                   --------------
                                                                                                                      160,593,288
                                                                                                                   --------------
                  BROKER / DEALER OBLIGATIONS--14.8%
  49,000,000      Bear Stearns Cos., Inc., Variable Rate Notes, 5.36%, due 11/1/98 (Note A)           5.36             49,000,000
   7,000,000      Bear Stearns Cos., Inc., Variable Rate Notes, 5.38%, due 11/1/98 (Note A)           5.38              7,000,000
  40,000,000      Bear Stearns Cos., Inc., Variable Rate Notes, 5.31%, due 11/2/98 (Note A)           5.31             40,000,000
  20,000,000      Bear Stearns Cos., Inc., Variable Rate Notes, 5.63%, due 11/9/98 (Note A)           5.63             20,000,000
   7,000,000      Bear Stearns Cos., Inc., Zero Coupon Bond, due 11/12/98                             5.70              6,988,226
  30,000,000      Goldman Sachs Group, L.P., Variable Rate Notes, 5.69%, due 12/28/98 (Note A)        5.69             30,000,000
  80,000,000      Goldman Sachs Group, L.P., Variable Rate Notes, 5.35%, due 1/15/99 (Notes A,B)      5.35             80,000,000
  40,000,000      Merrill Lynch & Co., Inc., due 1/13/99                                              5.42             39,568,489
  15,000,000      Merrill Lynch & Co., Inc., Variable Rate Notes, 5.45%, due 11/1/98 (Note A)         5.35             15,008,978
   5,000,000      Merrill Lynch & Co., Inc., Variable Rate Notes, 5.86%, due 11/25/98 (Note A)        5.86              5,001,850
  40,000,000      Morgan Stanley, Dean Witter, Discover & Co., due 1/19/99                            5.29             39,543,556
  25,000,000      Morgan Stanley, Dean Witter, Discover & Co., due 4/21/99                            4.97             24,424,063
  40,000,000      Morgan Stanley, Dean Witter, Discover & Co., Variable Rate Notes, 5.44%, due
                  11/1/98 (Note A)                                                                    5.44             40,000,000
   6,000,000      Salomon Inc., 6.70%, due 12/1/98                                                    5.60              6,004,435
   4,500,000      Salomon Smith Barney Holdings, Inc., 5.63%, due 11/15/98                            5.65              4,499,633
  30,000,000      Salomon Smith Barney Holdings, Inc., due 1/25/99                                    5.20             29,637,333
                                                                                                                   --------------
                                                                                                                      436,676,563
                                                                                                                   --------------
                  FINANCE & INSURANCE OBLIGATIONS--4.3%
  10,000,000      Associates Corp. of N.A., 7.56%, due 6/15/99                                        5.00             10,151,884
  16,500,000      General Motors Acceptance Corp., 6.20%, due 12/7/98                                 5.96             16,504,250
  25,000,000      General Motors Acceptance Corp., Variable Rate Notes, 5.18%, due 1/28/99 (Note A)   5.77             24,972,193
  20,000,000      Household Finance Corp., Variable Rate Notes, 5.56%, due 11/1/98 (Note A)           5.35             20,023,015
  10,000,000      Household Finance Corp., Variable Rate Notes, 5.69%, due 12/4/98 (Note A)           5.54             10,008,809
  40,000,000      Household Finance Corp., Variable Rate Notes, 5.19%, due 12/30/98 (Note A)          5.25             39,989,824
   5,875,000      International Lease Finance Corp., 5.75%, due 1/15/99                               5.67              5,874,967
                                                                                                                   --------------
                                                                                                                      127,524,942
                                                                                                                   --------------
                  INDUSTRIAL & OTHER COMMERCIAL PAPER--0.3%
  10,000,000      Frontenac Properties, Inc., Variable Rate Notes, 5.24%, due 11/9/98
                  (GTY: Sisters of Mercy Health System, Inc.) (Note A)                                5.24             10,000,000
                                                                                                                   --------------

                  TOTAL CORPORATE OBLIGATIONS--24.8%                                                                  734,794,793
                                                                                                                   --------------
                  BANK OBLIGATIONS

                  BANK COMMERCIAL PAPER--0.5%
  14,203,000      Banque National de Paris (Canada), due 11/2/98                                      5.37             14,200,889
                                                                                                                   --------------

                  BANK NOTES--10.8%
   2,000,000      Abbey National Treasury Services, Variable Rate Notes, 5.53%, due 12/8/98 (GTY:
                  Abbey National PLC) (Note A)                                                        5.58              1,999,622
  20,000,000      Abbey National Treasury Services, Variable Rate Notes, 5.07%, due 1/20/99 (GTY:
                  Abbey National PLC) (Note A)                                                        5.14             19,989,417
  20,000,000      Abbey National Treasury Services, 5.72%, due 6/11/99 (GTY: Abbey National PLC)      5.80             19,990,681
  89,000,000      Bankers Trust Co., New York, Variable Rate Notes, 5.39%, due 11/1/98 (Note A)       5.40             88,993,221
  25,000,000      Comerica Bank, N.A., Variable Rate Notes, 5.089%, due 11/23/98 (Note A)             5.17             24,985,715
   5,000,000      Commonwealth Bank of Australia, Variable Rate Notes, 5.63%, due 2/26/99 (Note A)    5.65              4,998,968
  25,000,000      CoreStates Capital, Variable Rate Notes, 5.25%, due 11/18/98 (GTY: First Union
                  Corp.) (Note A)                                                                     5.22             25,000,675
  11,533,000      FCC National Bank, 5.95%, due 11/13/98                                              5.62             11,533,563
  87,050,000      J.P. Morgan & Co., Inc., Variable Rate Notes, 5.27%, due 11/9/98 (Note A)           5.32             87,018,364
  25,000,000      Morgan Guaranty Trust Co. of NY, Variable Rate Notes, 5.25%, due 11/30/98 (Note A)  5.26             24,997,478
  10,000,000      Wells Fargo & Co., 5.37%, due 12/9/98                                               5.42              9,999,315
                                                                                                                   --------------
                                                                                                                      319,507,019
                                                                                                                   --------------

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                                                                            11

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
               MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                               October 31, 1998

   PRINCIPAL                                                                                       ANNUALIZED
    AMOUNT                                                                                          YIELD (%)               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                  BANK TIME DEPOSITS--1.4%
$ 40,000,000      Canadian Imperial Bank of Commerce, 5.46%, due 11/18/98                              5.46        $   40,000,000
                                                                                                                   --------------
                  DOMESTIC BANK SUPPORTED OBLIGATIONS--8.1%
   7,635,000      701 Green Valley Association LLC Ser. 1997 VRDN, 5.25%, due 11/9/98                  5.18             7,635,000
                  (LOC: First Union National Bank) (Note C)
   6,540,000      Adult Communities Total Services, Inc. Series 1996 VRDN, 5.33%, due 11/9/98          5.26             6,540,000
                  (LOC: LaSalle National Bank) (Note C)
  10,000,000      Assisted Living Funding, LLC Ser. 1997 VRDN, 5.45%, due 11/9/98 (LOC: First Union    5.45            10,000,000
                  National Bank) (Note C)
   3,021,000      Benedictine Health System, due 11/4/98 (LOC: LaSalle National Bank)                  5.49             3,019,625
   4,800,000      Campus Crusade for Christ, Inc. Incremental Ser. 1997 VRDN, 5.25%, due 11/9/98       5.18             4,800,000
                  (LOC: First Union National Bank) (Note C)
   9,600,000      Edward Obligated Grp. Ser. 1997B VRDN, 5.15%, due 11/9/98                            5.15             9,600,000
                  (Insured: AMBAC; LIQ: Harris Bank & Trust) (Note C)
  31,500,000      Florens Container, Inc., due 11/10/98 (LOC: Bank of America NT & SA)                 5.68            31,456,451
   5,000,000      Long Lane Master Trust I Ser. 1998A, Variable Rate Notes, 5.24%, due 1/20/99         5.24             5,000,000
                  (Counter Party: BankBoston, N.A.) (Notes A,B)
  15,840,000      Long Lane Master Trust II Ser. 1998C, Variable Rate Notes, 5.45%, due 12/28/98       5.45            15,840,000
                  (Counter Party: BankBoston, N.A.) (Notes A,B)
  20,000,000      Long Lane Master Trust III Ser. 1997C, Variable Rate Notes, 5.72%, due 11/2/98       5.72            20,000,000
                  (Counter Party: BankBoston, N.A.) (Notes A,B)
   4,000,000      Lowndes Corporation Ser. 1997 VRDN, 5.25%, due 11/9/98 (LOC: First Union National    5.18             4,000,000
                  Bank) (Note C)
  31,550,000      Metrocrest Hospital Authority, Ser. 1989A, due 11/4/98 (LOC: Bank of New York)       5.65            31,535,356
  45,000,000      Provena Health, due 12/9/98 (LIQ: First National Bank of Chicago, Bank of America    5.66            44,737,325
                  NT & SA)
   3,855,000      Rockland Industries, Inc. Taxable Ser. 1997 VRDN, 5.25%, due 11/9/98                 5.18             3,855,000
                  (LOC: First Union National Bank) (Note C)
   7,105,000      Roosevelt Paper Co. Ser. 1997 VRDN, 5.30%, due 11/9/98 (LOC: CoreStates Bank,        5.23             7,105,000
                  N.A.) (Note C)
   4,050,000      Senior Systems Technology LLC VRDN, 5.45%, due 11/9/98 (LOC: Comerica Bank -         5.45             4,050,000
                  California) (Note C)
  13,994,000      The Society of New York Hospital Fund, Inc., due 12/9/98 (LOC: Chase Manhattan       5.24            13,917,189
                  Bank, N.A.)
   3,100,000      Trap Rock Industries, Inc. Ser. 1997 VRDN, 5.30%, due 11/9/98 (LOC: CoreStates       5.23             3,100,000
                  Bank, N.A.) (Note C)
   8,900,000      Triad Group, Inc. Ser. 1997 VRDN, 5.25%, due 11/9/98 (LOC: First Union National      5.18             8,900,000
                  Bank) (Note C)
   4,155,000      William Thies & Sons, Inc. Ser. 1997 VRDN, 5.25%, due 11/9/98 (LOC: First Union      5.18             4,155,000
                  National Bank) (Note C)
                                                                                                                   --------------
                                                                                                                      239,245,946
                                                                                                                   --------------
                  DOMESTIC CERTIFICATES OF DEPOSIT--1.8%
   4,550,000      Bank of New York, 5.70%, due 5/26/99                                                 5.15             4,561,260
  25,000,000      Bankers Trust Co., NY, Variable Rate Notes, 5.36%, due 11/1/98 (Note A)              5.36            25,000,000
  25,000,000      PNC Bank, N.A., Variable Rate Notes, 5.09%, due 11/27/98 (Note A)                    5.17            24,986,233
                                                                                                                   --------------
                                                                                                                       54,547,493
                                                                                                                   --------------
                  FOREIGN BANK SUPPORTED OBLIGATIONS--14.8%
  40,000,000      Banco Bozano Simonsen, S.A., due 6/18/99 (LOC: Banco Santander, S.A.)                5.43            38,674,344
  25,000,000      Banco Bradesco S.A., due 11/18/98 (LOC: Barclays Bank PLC)                           5.24            24,938,375
  15,000,000      Banco de Galicia y Buenos Aires, S.A., due 2/25/99 (LOC: Bayerische Vereinsbank      5.26            14,751,083
                  AG)
  30,000,000      Banco Itau S.A., due 3/12/99 (LOC: Barclays Bank PLC)                                5.43            29,423,600
  15,000,000      Banco Itau S.A., due 3/16/99 (LOC: Barclays Bank PLC)                                5.71            14,690,625
  25,000,000      Banco Rio de la Plata S.A., due 12/7/98 (LOC: Bayerische Hypo und Vereinsbank,       5.67            24,863,750
                  Banco Santander, S.A.)
  13,000,000      Banco Rio de la Plata S.A., due 12/8/98 (LOC: Bayerische Hypo und Vereinsbank,       5.24            12,930,522
                  Banco Santander, S.A.)
  21,500,000      Banco Rio de la Plata S.A., due 12/8/98 (LOC: Bayerische Hypo und Vereinsbank,       5.68            21,379,570
                  Banco Santander, S.A.)
  15,000,000      Bancomer, S.A., due 5/12/99 (LOC: Bank of Montreal)                                  5.17            14,598,400
   3,000,000      Bayliss Group Partnership Ser. 1992 VRDN, 5.30%, due 11/9/98 (LOC: Kredietbank NV)   5.23             3,000,000
                  (Note C)
  25,400,000      COSCO (Cayman) Co. Ltd., due 11/19/98 (LINE: Credit Suisse First Boston)             5.35            25,332,563
  20,000,000      Garanti Funding Corp. II, due 4/29/99 (LOC: Bayerische Vereinsbank AG)               5.38            19,482,889
  24,000,000      Hong Kong Bank of Canada, due 11/24/98 (GTY: HSBC Holdings PLC)                      5.42            23,917,507
  25,000,000      Hong Kong Bank of Canada, due 11/24/98 (GTY: HSBC Holdings PLC)                      5.36            24,915,028
  25,000,000      Hong Kong Bank of Canada, due 11/24/98 (GTY: HSBC Holdings PLC)                      5.61            24,911,674


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12

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
               MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                               October 31, 1998

   PRINCIPAL                                                                                       ANNUALIZED
    AMOUNT                                                                                           YIELD (%)              VALUE
---------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000      Johnson City, TN Medical Center Hosp., Inc. VRDN, 5.25%, due 11/7/98
                  (Insured: MBIA; LIQ: Credit Suisse First Boston) (Note C)                            5.18        $   15,000,000
  20,000,000      KOC Funding Corp., due 2/8/99 (LOC: Credit Suisse First Boston)                      5.77            19,695,850
  29,000,000      Nacional Financiera S.N.C., due 11/18/98 (LOC: Barclays Bank PLC)                    5.66            28,924,407
  25,000,000      Pemex Capital, Inc., due 11/19/98 (LOC: Societe Generale)                            5.34            24,933,750
     850,000      Synectic Partnership VRDN, 5.18%, due 11/9/98 (LOC: LaSalle National Bank)
                  (Note C)                                                                             5.11               850,000

  25,000,000      Unibanco-Uniao de Banco Brasileiros S.A., Ser. A & B, due 6/28/99 (LOC:
                  Westdeutsche Landesbank)                                                             5.75            24,095,451
   5,000,000      Unibanco-Uniao de Banco Brasileiros S.A., Ser. C & D, due 11/30/98 (LOC:
                  Bayerische Vereinsbank AG)                                                           5.74             4,977,646
                                                                                                                   --------------
                                                                                                                      436,287,034
                                                                                                                   --------------

                  YANKEE BANK CERTIFICATES OF DEPOSIT--18.0%
  52,500,000      Abbey National Treasury Services, 5.64%, due 7/15/99 (GTY: Abbey National PLC)       5.07            52,682,560
  30,000,000      Banque Nationale de Paris, 5.84%, due 5/5/99                                         5.89            29,992,726
  50,000,000      Bayerische Landesbank GZ, Variable Rate Notes, 5.09%, due 11/25/98 (Note A)          5.20            49,987,042
  25,000,000      Commerzbank AG, 5.43%, due 1/25/99                                                   5.43            25,000,000
  20,000,000      Credit Agricole Indosuez S.A., 5.66%, due 2/26/99                                    5.70            19,997,235
  30,000,000      Credit Agricole Indosuez S.A., 5.66%, due 3/23/99                                    5.71            29,994,407
  20,000,000      Credit Agricole Indosuez S.A., 5.74%, due 4/26/99                                    5.80            19,994,437
  50,000,000      Den Danske Bank A/S, Variable Rate Notes, 5.25%, due 11/4/98 (Note A)                5.32            49,979,831
  30,000,000      Deutsche Bank AG, 5.70%, due 3/30/99                                                 5.76            29,992,407
  60,000,000      Societe Generale, Variable Rate Notes, 5.254%, due 11/2/98 (Note A)                  5.33            59,986,800
  15,000,000      Societe Generale, 5.64%, due 12/31/98                                                5.64            15,000,000
  35,000,000      Societe Generale, 5.75%, due 4/19/99                                                 5.80            34,992,243
  90,000,000      Svenska Handelsbanken AB, Variable Rate Notes, 5.26%, due 11/2/98 (Note A)           5.32            89,963,633
  25,000,000      Svenska Handelsbanken AB, 5.75%, due 5/4/99                                          4.90            25,088,805
                                                                                                                   --------------
                                                                                                                      532,652,126
                                                                                                                   --------------
                  TOTAL BANK OBLIGATIONS--55.4%                                                                     1,636,440,507
                                                                                                                   --------------

                  MUNICIPAL OBLIGATIONS

                  TAXABLE OBLIGATIONS--17.1%
   5,000,000      Bergen Cty. (NJ) Improvement Auth., Cty. Gtd. Proj. Notes (Bergen Pines Cty. Hosp.
                  Proj.) Ser. 1998, 5.74%, due 2/17/99                                                     5.66         5,000,000
   2,925,000      Bergen Cty. (NJ) Improvement Auth., Cty. Gtd. Proj. Notes (Bergen Pines Cty. Hosp.
                  Proj.) Ser. 1998B, 5.88%, due 2/17/99                                                    5.75         2,925,000
   2,255,000      Berks Cty. IDA Ser 1996B VRDN, 5.30%, due 11/9/98 (LOC: CoreStates Bank, N.A.)
                  (Note C)                                                                                 5.30         2,255,000
  25,000,000      Broward Cty., FL Prof. Sports Fac. Tax & Rev. Bonds (Broward Cty. Civic Arena
                  Proj.) Ser. 1996B (TTR 14), 5.38%, due 11/2/98 (Insured: MBIA; LIQ: Citibank)
                  (Note A)                                                                                 5.38        25,000,000
  10,000,000      Calif. HFA Rev. Bonds, Ser. P, Variable Rate Notes, 5.13%, due 11/9/98 (Insured:
                  FSA; LIQ: Bank of America, NT & SA) (Note A)                                             5.13        10,000,000
  18,000,000      Calif. Pollution Control Fin. Auth. Env. Imp. Rev. Bonds (Atlantic Richfield Co.
                  Proj.) Ser. 1997, 5.40%, due 1/13/99 (GTY: Atlantic Richfield Co.)                       5.40        18,000,000
  20,000,000      Calif. Pollution Control Fin. Auth. Env. Imp. Rev. Bonds (Atlantic Richfield Co.
                  Proj.) Ser. 1997, 5.51%, due 1/13/99 (GTY: Atlantic Richfield Co.)                       5.51        20,000,000
  50,000,000      Calif. Pollution Control Fin. Auth. Env. Imp. Rev. Bonds (Atlantic Richfield Co.
                  Proj.) Ser. 1997, 5.28%, due 2/10/99 (GTY: Atlantic Richfield Co.)                       5.28        50,000,000
  25,000,000      Calif. Pollution Control Fin. Auth. Rev. Bonds (Browning Ferris Proj.) Ser. 1997,
                  5.55%, due 12/15/98 (LOC: Texas Commerce Bank (Chase))                                   5.55        25,000,000
   4,735,000      Gaithersburg (MD) Econ. Dev. Rev. (Asbury Methodist Village, Inc. Fac.) Ser. 1997B
                  VRDN, 5.33%, due 11/9/98 (Insured: MBIA; LIQ: Nationsbank, N.A.) (Note C)                5.26         4,735,000
  24,000,000      Gulf Coast IDA Env. Fac. Rev. Bonds (CITGO Petroleum Corp. Proj.) Tax. Ser. 1998A,
                  due 12/16/98 (LOC: Royal Bank of Canada)                                                 5.38        24,000,000
  17,400,000      Gulf Coast Waste Disp. Auth. Waste Disp. Rev. Bonds (Valero Energy Corp. Proj.)
                  Ser. 1998 VRDN, 5.25%, due 11/9/98 (LOC: Bank of Montreal) (Note C)                      5.18        17,400,000
  23,900,000      Ill. Dev. Auth. Rev. Bonds Ser. 1996 VRDN, 5.35%, due 11/9/98 (LOC: Northern Trust
                  Co.) (Note C)                                                                            5.28        23,900,000
   6,225,000      Ill. Health Facs. Auth. Ser. 1996F VRDN, 5.33%, due 11/9/98 (LOC: LaSalle National
                  Bank) (Note C)                                                                           5.26         6,225,000

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                                                                            13

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
               MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                               October 31, 1998

   PRINCIPAL                                                                                      ANNUALIZED
    AMOUNT                                                                                          YIELD (%)               VALUE
---------------------------------------------------------------------------------------------------------------------------------
$ 20,000,000      Ill. Student Asst. Comm. Student Loan Rev. Bonds Ser. 1997B VRDN, 5.15%, due
                  11/9/98 (LOC: First National Bank of Chicago) (Note C)                               5.15        $   20,000,000
  13,300,000      Ill. Student Asst. Comm. Student Loan Rev. Bonds Ser. 1998B VRDN, 5.13%, due
                  11/9/98 (Insured: MBIA; LIQ: Bank of America, NT & SA) (Note C)                      5.13            13,300,000
   5,000,000      Maryland Health & Higher Educational Facs. Auth. Rev. Bonds Ser. 1998B VRDN,
                  5.35%, due 11/9/98 (LOC: First Union National Bank) (Note C)                         5.35             5,000,000
  11,000,000      Miss. Bus. Fin. Corp. Indus. Dev. Bonds (GE Plastics Finishing Inc. Proj.) Ser.
                  1998 VRDN, 5.36%, due 11/2/98 (GTY: General Electric Company) (Note C)               5.36            11,000,000
   5,675,000      Miss. Bus. Fin. Corp. Rev. Bonds (ABT Co. Inc. Proj.) Ser. B VRDN, 5.25%, due
                  11/9/98 (LOC: First Union National Bank) (Note C)                                    5.25             5,675,000
   6,920,000      Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.) Ser. 1998 VRDN, 5.25%, due
                  11/9/98 (LOC: First Union National Bank) (Note C)                                    5.25             6,920,000
   2,000,000      New Hampshire Bus. Fin. Auth. (Foundation for Seacoast Health) Ser. 1998 B VRDN,
                  5.25%, due 11/9/98 (LOC: Fleet Bank, NH) (Note C)                                    5.25             2,000,000
   3,600,000      NJ EDA (The Morey Organization, Inc. Proj) Ser. 1997 VRDN, 5.30%, due 11/9/98
                  (LOC: CoreStates Bank, N.A.) (Note C)                                                5.30             3,600,000
   6,000,000      NJ EDA State Pension Fdg. Bonds Ser. 1997A, Variable Rate Notes, 5.38%, Optional
                  Put 11/2/98 (Insured: MBIA; LIQ: Citibank, N.A.) (Note A)                            5.38             6,000,000
   5,000,000      NY State HFA, Tribeca Landing Housing Rev. Bond, Ser. 1997B VRDN, 5.22%, due
                  11/9/98 (LOC: Fleet Bank NA) (Note C)                                                5.15             5,000,000
   9,200,000      NY State Housing Fin. Agy. Svc. Contract Obligation Rev. Ser. 1997B VRDN, 5.22%,
                  due 11/9/98 (LOC: Commerzbank AG) (Note C)                                           5.15             9,200,000
  13,500,000      Ohio G.O. Bonds, Taxable Dev. Asst. Ser. 1996, 5.38%, Optional Put 11/2/98
                  (Insured: AMBAC ; LIQ: Citibank, N.A.)                                               5.38            13,500,000
  20,000,000      Ohio G.O. Bonds, Taxable Dev. Asst. Ser. CR16T, 5.38%, Optional Put 11/2/98
                  (Insured: AMBAC ; LIQ: Citibank, N.A.)                                               5.38            20,000,000
   3,905,000      PA Econ. Dev. Fin. Auth. Taxable Dev. Rev. Bonds (Country Meadows of Allentown
                  Proj.) Ser. 1996B VRDN, 5.40%, due 11/7/98 (LOC: Mellon Bank, N.A.) (Note C)         5.40             3,905,000
   5,500,000      Portsmouth IDA (VA) (PortCentre I Proj.) Ser. 1997B VRDN, 5.45%, due 11/2/98
                  (LOC: NationsBank, N.A.) (Note C)                                                    5.45             5,500,000
  15,000,000      St. Paul, MN, GO Notes, 5.72%, due 12/17/98 (LIQ: Norwest Bank Minnesota, N.A.)      5.64            15,000,000
   4,665,000      Special Care Fac. Auth. of the City of Birmingham, AL - Eye Foundation Hosp. Tax.
                  Ser. 1998B VRDN, 5.65%, due 11/4/98 (LOC: Credit Local de France) (Note C)           5.57             4,665,000
  45,300,000      VA Housing Dev. Auth. Commonwealth Mtg. Bonds 1998 Ser. F Tax. SubSer. FStem I,
                  5.25%, due 12/17/98                                                                  5.33            45,289,582
  35,650,000      VA Housing Dev. Auth. Commonwealth Mtg. Bonds 1998 Ser. F Tax. SubSer. FStem III,
                  5.25%, due 12/29/98                                                                  5.35            35,644,420
  27,000,000      VA Housing Dev. Auth. Commonwealth Mtg. Bonds 1998 Ser. F Tax. SubSer. FStem IV,
                  5.20%, due 3/16/99                                                                   5.16            27,000,000
   4,000,000      Westchester Cty. NY IDA (BWP Distributors Inc. Proj.) Ser. 1997 VRDN, 5.25%, due
                  11/7/98 (LOC: First Union National Bank) (Note C)                                    5.25             4,000,000
   9,000,000      Will Cty., Ill. Multi-Family Hsg. Redev. Rev. Bonds (Woodlands of Crest Hill
                  Proj.) Ser. 1998B VRDN, 5.30%, due 11/4/98 (LOC: La Salle National Bank) (Note C)    5.22             9,000,000
                                                                                                                   --------------
                  TOTAL MUNICIPAL OBLIGATIONS--17.1%                                                                  505,639,002
                                                                                                                   --------------
                  REPURCHASE AGREEMENTS--2.2%
  65,952,000      ABN Amro, Inc.,
                  -dated 10/30/98, due 11/2/98, in the amount of $65,982,777,
                  -fully collateralized by $70,693,394 U.S. Government Agency Securities,
                  value $67,271,041                                                                    5.60            65,952,000
                                                                                                                   --------------

                  TOTAL INVESTMENTS -- 99.5%                                                                        2,942,826,302

                  OTHER ASSETS AND LIABILITIES, NET -- 0.5%                                                            14,899,592
                                                                                                                   --------------

                  NET ASSETS -- 100.0%                                                                             $2,957,725,894
                                                                                                                   --------------
                                                                                                                   --------------

 Please see accompanying notes to the schedules of investments and financial statements.

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14

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
             U.S. GOVERNMENT PORTFOLIO  o SCHEDULE OF INVESTMENTS
                               October 31, 1998


   PRINCIPAL                                                                                     ANNUALIZED
    AMOUNT                                                                                        YIELD (%)                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
                  FEDERAL FARM CREDIT BANK--0.5%
$     50,000      Notes, 5.50%, due 11/2/98                                                           5.50         $       50,000
     100,000      Notes, 5.51%, due 11/2/98                                                           5.50                100,000
   1,000,000      Notes, 5.70%, due 11/3/98                                                           5.55              1,000,006
   1,000,000      Notes, 5.90%, due 12/21/98                                                          5.56              1,000,286
     150,000      Notes, 5.54%, due 1/4/99                                                            5.00                150,075
     175,000      Notes, 5.50%, due 2/1/99                                                            5.00                175,123
     100,000      Notes, 5.48%, due 3/1/99                                                            5.00                100,131
     100,000      Notes, 5.16%, due 4/1/99                                                            5.00                100,034
                                                                                                                   --------------
                                                                                                                        2,675,655
                                                                                                                   --------------
                  FEDERAL HOME LOAN BANK--30.8%
  10,000,000      Discount Notes, due 4/14/99                                                         4.73              9,789,533
  15,000,000      Notes, 4.60%, due 11/4/98 (Note A)                                                  4.61             14,995,966
   9,000,000      Notes, 5.28%, due 11/4/98 (Note A)                                                  5.24              9,001,742
  15,000,000      Notes, 5.28%, due 11/4/98 (Note A)                                                  5.26             14,993,164
  50,000,000      Notes, 4.64%, due 11/6/98 (Note A)                                                  4.61             49,999,801
   7,075,000      Notes, 5.31%, due 11/23/98                                                          5.20              7,074,841
   5,000,000      Notes, 5.00%, due 11/25/98 (Note A)                                                 5.05              4,999,014
   1,000,000      Notes, 5.37%, due 1/14/99                                                           5.15              1,000,048
   1,000,000      Notes, 5.92%, due 2/1/99                                                            5.62              1,000,564
   8,000,000      Notes, 5.53%, due 2/26/99 (Note E)                                                  5.22              8,000,000
   9,000,000      Notes, 5.61%, due 3/2/99 (Note E)                                                   5.55              8,996,301
   5,000,000      Notes, 5.88%, due 3/19/99                                                           4.79              5,019,151
   1,805,000      Notes, 5.55%, due 3/23/99                                                           5.72              1,803,849
  10,000,000      Notes, 5.56%, due 3/25/99                                                           5.55              9,998,469
   1,000,000      Notes, 6.31%, due 4/6/99                                                            5.55              1,002,845
   1,000,000      Notes, 5.57%, due 4/7/99                                                            5.55                999,618
   5,000,000      Notes, 5.57%, due 4/7/99                                                            5.63              4,998,089
   2,655,000      Notes, 5.70%, due 5/5/99                                                            5.57              2,656,285
   9,190,000      Notes, 5.68%, due 8/4/99 (Note E)                                                   5.63              9,187,915
                                                                                                                   --------------
                                                                                                                      165,517,195
                                                                                                                   --------------
                  FEDERAL HOME LOAN MORTGAGE CORP.--4.9%
   5,500,000      Discount Notes, due 1/11/99                                                         5.00              5,446,415
   1,260,208      Mortgage Pool MG50133, 6.00%, due 11/1/98                                           5.74              1,260,207
   5,000,000      Notes, 13.00%, due 11/4/98                                                          5.61              5,002,809
   2,000,000      Notes, 5.18%, due 11/18/98 (Note E)                                                 5.56              1,999,650
   5,000,000      Notes, 5.60%, due 3/12/99                                                           5.57              5,000,584
   7,500,000      Notes, 5.60%, due 4/21/99                                                           5.03              7,517,904
                                                                                                                   --------------
                                                                                                                       26,227,569
                                                                                                                   --------------
                  FEDERAL NATIONAL MORTGAGE ASSOC.--34.3%
  20,000,000      Mortgage-backed Discount Notes, due 2/1/99                                          5.14             19,739,790
  10,000,000      Mortgage-backed Discount Notes, due 2/2/99                                          5.13              9,869,542
  10,000,000      Notes, 5.18%, due 11/2/98 (Note A)                                                  5.26              9,995,544
  10,000,000      Notes, 4.56%, due 11/3/98 (Note A)                                                  4.65              9,994,889
   4,000,000      Notes, 4.58%, due 11/3/98 (Note A)                                                  4.63              3,996,628
  10,000,000      Notes, 4.65%, due 11/3/98 (Note A)                                                  4.61              9,999,901
  30,000,000      Notes, 4.67%, due 11/3/98 (Note A)                                                  4.66             29,992,685
  15,000,000      Notes, 4.17%, due 11/4/98 (Note A)                                                  4.15             14,999,958
   1,000,000      Notes, 7.00%, due 11/13/98                                                          5.21              1,000,496
  15,000,000      Notes, 5.00%, due 11/28/98 (Note A)                                                 5.09             14,990,714
  10,000,000      Notes, 5.30%, due 12/10/98 (Note E)                                                 5.84              9,999,056
   1,000,000      Notes, 7.05%, due 12/10/98                                                          5.15              1,001,797
  10,000,000      Notes, 5.56%, due 12/15/98                                                          5.38             10,000,419
  22,500,000      Notes, 5.32%, due 12/17/98 (Note A)                                                 5.38             22,493,143
   6,000,000      Notes, 6.00%, due 3/26/99                                                           5.72              6,006,412
   5,500,000      Notes, 6.43%, due 4/11/99                                                           4.70              5,538,858
   5,000,000      Notes, zero coupon, due 3/24/99                                                     5.82              4,890,323
                                                                                                                   --------------
                                                                                                                      184,510,155
                                                                                                                   --------------

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                                                                            15

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
             U.S. GOVERNMENT PORTFOLIO  o SCHEDULE OF INVESTMENTS
                               October 31, 1998

                                                                                                    ANNUALIZED
   PRINCIPAL                                                                                          YIELD
    AMOUNT                                                                                             (%)                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
                  STUDENT LOAN MARKETING ASSOC.--14.8%
$ 25,000,000      Notes, 5.19%, due 11/2/98 (Note A)                                                   5.27        $   24,982,857
  23,000,000      Notes, 4.37%, due 11/3/98 (Note A)                                                   4.45            22,990,323
  15,000,000      Notes, 4.66%, due 11/3/98 (Note A)                                                   4.65            14,996,657
   1,000,000      Notes, 7.72%, due 1/25/99                                                            5.57             1,004,622
   5,000,000      Notes, 7.72%, due 1/25/99                                                            5.59             5,023,113
   1,000,000      Notes, 5.58%, due 3/11/99                                                            5.56               999,875
   5,000,000      Notes, 5.63%, due 6/2/99                                                             4.60             5,027,582
   4,447,000      Notes, 4.50%, due 8/2/99                                                             5.65             4,410,178
                                                                                                                   --------------
                                                                                                                       79,435,207
                                                                                                                   --------------
                  REPURCHASE AGREEMENTS--13.9%
  34,963,000      ABN Amro, Inc.,
                  -dated 10/30/98, due 11/2/98, in the amount of $34,979,316
                  -fully collateralized by $42,273,325 U.S. Government Securities, value $35,662,260   5.60            34,963,000
  40,000,000      ABN Amro, Inc.,
                  -dated 10/14/98, due 11/17/98, in the amount of $40,197,200
                  -fully collateralized by $42,610,165 U.S. Government Securities, value $41,375,695   5.22            40,000,000
                                                                                                                   --------------
                                                                                                                       74,963,000
                                                                                                                   --------------

                  TOTAL INVESTMENTS -- 99.2%                                                                          533,328,781

                  OTHER ASSETS AND LIABILITIES, NET -- 0.8%                                                             4,074,987
                                                                                                                   --------------

                  NET ASSETS -- 100.0%                                                                             $  537,403,768
                                                                                                                   --------------
                                                                                                                   --------------

 Please see accompanying notes to the schedules of investments and financial statements.

------------------------------------------------------------------------------
16

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                MUNICIPAL PORTFOLIO  o SCHEDULE OF INVESTMENTS
                               October 31, 1998

   PRINCIPAL                                                                                       ANNUALIZED
    AMOUNT                                                                                          YIELD (%)               VALUE
---------------------------------------------------------------------------------------------------------------------------------
                  MUNICIPAL OBLIGATIONS

                  ALABAMA--3.67%
$  5,000,000      Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.) Ser.1998 VRDN, 3.40%
                  (LOC: First Union National Bank) (Note C)                                           3.40         $    5,000,000
   9,000,000      Montgomery PCR Rev. Bonds (General Electric Co. Proj.), 3.25%, due 11/4/98          3.25              9,000,000
                                                                                                                   --------------
                                                                                                                       14,000,000
                                                                                                                   --------------
                  ALASKA--0.26%
   1,000,000      Valdez Marine Term. (ARCO Transp. Alaska, Inc. Proj.) Ser. 1994A, 3.05%, due
                  2/16/99                                                                             3.05              1,000,000
                                                                                                                   --------------
                  ARIZONA--0.52%
   2,000,000      Pima Cty. IDA (Tucson Elec. Co. Proj.) VRDN, 3.20% (LOC: Societe Generale)
                  (Note C)                                                                            3.20              2,000,000
                                                                                                                   --------------
                  CALIFORNIA--1.17%
     300,000      California Alternative Energy Source Fin. Auth., Ser. 1986 VRDN, 3.25%
                  (LOC: Banque Nationale de Paris) (Note C)                                           3.25                300,000
     155,000      California HFA Rev. Bond, Ser. 1994B1, 5.30%, due 2/1/99 (Insured: FHA)             4.00                155,491
   4,000,000      California School Cash Reserve Prog. Auth., Ser. A, 4.50%, due 7/2/99               3.74              4,019,493
                                                                                                                   --------------
                                                                                                                        4,474,984
                                                                                                                   --------------
                  COLORADO--3.36%
     265,000      Colorado HFA Rev. Bonds, Ser. A4, 4.55%, due 10/1/99 (Insured: FHA)                 3.55                267,356
   6,780,000      Commerce City Rev. Bonds (Golf Enterprise) Ser. 1994, VRDN, 3.20% (LOC: U.S. Bank)
                  (Note C)                                                                            3.20              6,780,000
   4,000,000      Denver City & Cty. Airport Rev. Bonds, Ser. 1997A, 3.30%, due 12/1/98 (LOC:
                  Bayerische Landesbank)                                                              3.30              4,000,000
   1,750,000      Denver City & Cty. Airport Rev. Bonds, Ser. 1997B VRDN, 3.15% (LOC: Bayerische
                  Landesbank) (Note C)                                                                3.15              1,750,000
                                                                                                                   --------------
                                                                                                                       12,797,356
                                                                                                                   --------------
                  CONNECTICUT--0.03%
     105,000      Hebron GO Bonds, 6.10%, due 11/15/98 (Insured: MBIA)                                4.00                105,082
                                                                                                                   --------------

                  DELAWARE--2.56%
   8,600,000      Delaware EDA (Del. Clean Pwr. Proj.) VRDN Ser. 1997C, 3.20%
                  (LOC: Canadian Imperial Bank of Commerce) (Note C)                                  3.20              8,600,000
   1,160,000      Wilmington Community Rev. Bond, VRDN Program A, 3.35% (LOC: CoreStates Bank)
                  (Note C)                                                                            3.35              1,160,000
                                                                                                                   --------------
                                                                                                                        9,760,000
                                                                                                                   --------------
                  DISTRICT OF COLUMBIA--0.03%
     110,000      Washington D.C. HFA Ser. F-1, 5.00%, due 12/1/98 (GNMA Collateralized)              4.00                110,086
                                                                                                                   --------------

                  FLORIDA--11.33%
   2,000,000      Florida Board of Ed. (ABN-AMRO Munitops 1998) VRDN, 3.33% (LIQ: ABN-AMRO Bank)
                  (Note C)                                                                            3.33              2,000,000
   1,600,000      Florida Gulf Coast Univ. COP VRDN, 3.10% (LOC: First Union National Bank) (Note C)  3.10              1,600,000
   4,210,000      Florida Muni. Power Agy. CP Notes Ser. A, 3.35%, due 12/2/98 (LOC: First Union
                  National Bank)                                                                      3.35              4,210,000
   3,698,000      Gainesville Utility System CP Ser. C, 3.25%, due 12/16/98 (LIQ: Bank of America &
                  Sun Trust Bank)                                                                     3.25              3,698,000
   2,500,000      Jacksonville PCR Bonds (Florida Power & Light Co. Proj.), 3.30%, due 12/4/98        3.30              2,500,000
   4,700,000      Lee Cty. Hosp. Board of Dir. (Lee Memorial Hosp. Proj.) Ser. 1992B, 3.45%, due
                  12/7/98 (LINE: SunBank)                                                             3.45              4,700,000
   6,000,000      Lee Cty. Hosp. Board of Dir. (Lee Memorial Hosp. Proj.) Ser. 1995A, 3.45%, due
                  12/7/98 (LINE: SunBank)                                                             3.45              6,000,000
   4,000,000      Lee Cty. Hosp. Board of Dir. (Lee Memorial Hosp. Proj.) Ser. 1997B, 3.25%, due
                  2/12/99 (LINE: SunBank)                                                             3.25              4,000,000
   2,500,000      Orange Cty. IDA (Sutherland Printing Proj.) Ser. 1998A VRDN, 3.25% (LOC: First
                  Union National Bank) (Note C)                                                       3.25              2,500,000
   2,600,000      Pinellas Cty. IDR Bonds (Pozin Enterprises Inc. Proj.) Ser. 1997, VRDN 3.30% (LOC:
                  Nationsbank) (Note C)                                                               3.30              2,600,000
   1,200,000      St. Lucie Cty. PCR (Florida Power & Light Co. Proj.) VRDN, 3.85% (Note C)           3.85              1,200,000
   8,165,000      Sunrise Utility Sys. Rev. Bonds Ser. PCR17 VRDN, 3.26% (LIQ: Citibank) (Note C)     3.26              8,165,000
                                                                                                                   --------------
                                                                                                                       43,173,000
                                                                                                                   --------------
                  GEORGIA--2.97%
   7,537,000      Dekalb Cty. Hsg. Auth. SFM Ser. 1997A VRDN, 3.35% (LIQ: Bank of New York) (Note C)  3.35              7,537,000
   1,800,000      Talbot Cty. Dev. Auth. IDR (Douglas Asphalt Co. Proj.) VRDN, 3.25% (LOC: First
                  Union National Bank) (Note C)                                                       3.25              1,800,000
   2,000,000      Valdosta Lowndes Cty. IDR (Reames Cos. Proj.) Ser.1998 VRDN, 3.25% (LOC:
                  Nationsbank) (Note C)                                                               3.25              2,000,000
                                                                                                                   --------------
                                                                                                                       11,337,000
                                                                                                                   --------------

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                                                                            17

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                               October 31, 1998

                                                                                                   ANNUALIZED
   PRINCIPAL                                                                                         YIELD
      AMOUNT                                                                                          (%)                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
                  ILLINOIS--7.99%
$  2,500,000      Arcola IDR (Herff Jones, Inc. Proj.) VRDN, 3.20% (LOC: Wachovia Bank & Trust Co.)
                  (Note C)                                                                             3.20        $    2,500,000
   2,900,000      Chicago (Muni. Sec. Trust Receipts) Ser. A2 VRDN, 3.32% (Insured: AMBAC; LIQ:
                  Credit Suisse) (Note C)                                                              3.32             2,900,000
   2,625,000      Chicago Sales Tax Rev. Bond, VRDN, 3.26% (LIQ: Citibank) (Note C)                    3.26             2,625,000
     100,000      DuPage Cty. Water & Sewer Rev. Bonds, 8.125%, due 12/1/98 (Insured: AMBAC)           4.00               100,329
   3,000,000      Illinois Dev. Fin. Auth. (Citizens Util. Co. Proj.) VRDN, 3.20% (Note C)             3.20             3,000,000
     575,000      Illinois Dev. Fin. Auth. (D.E. Akin Seed Proj.) VRDN, 3.30% (LOC: Bank One)
                  (Note C)                                                                             3.30               575,000
   1,750,000      Illinois Dev. Fin. Auth. (Emtech Machining & Grinding Inc. Proj.) VRDN, 3.20%
                  (LOC: LaSalle National Bank) (Note C)                                                3.20             1,750,000
   8,000,000      Illinois Dev. Fin. Auth. (Waste Management Inc. Proj.) VRDN, 3.15% (LOC: Chase
                  Manhattan Bank) (Note C)                                                             3.15             8,000,000
   1,550,000      Illinois Health Fac. Auth. Rev. Bonds (Rush Presbyterian-St. Luke's Med. Ctr.
                  Group) Ser. 1996B, 3.25%, due 11/16/98 (LOC: Northern Trust)                         3.25             1,550,000
     500,000      Illinois Health Fac. Auth. Rev. Bonds (Trinity Med. Ctr.), 4.60%, due 7/1/99
                  (Insured: FSA)                                                                       3.45               503,719
   1,800,000      North Aurora IDR (Oberweiss Dairy Inc. Proj.) VRDN, 3.20% (LOC: LaSalle National
                  Bank) (Note C)                                                                       3.20             1,800,000
     200,000      Northlake GO, 4.40%, due 12/1/98 (Insured: MBIA)                                     4.00               200,064
   2,340,000      Oak Lawn IDR (Lavergne Partners Proj.) VRDN, 3.20% (LOC: LaSalle National Bank)
                  (Note C)                                                                             3.20             2,340,000
   2,600,000      Richmond IDR (Maclean Fogg Co. Proj.) VRDN, 3.15% (LOC: Bank of America) (Note C)    3.15             2,600,000
                                                                                                                   --------------
                                                                                                                       30,444,112
                                                                                                                   --------------
                  INDIANA--4.46%
     285,000      Anderson Option Income Tax Rev. Bonds, 4.00%, due 1/1/99 (Insured: AMBAC)            4.00               285,000
   5,500,000      Indianapolis Gas Utility Sys. Rev. CP (Citizens Gas & Coke Util. Proj.), 3.10%,
                  due 1/22/99 (LIQ: NBD Bancorp.)                                                      3.10             5,500,000
   8,000,000      Jeffersonville Envir. Dev. Rev. Bonds (Apollo America Corp. Proj.) VRDN, 3.25%
                  (LOC: Chase Manhattan Bank) (Note C)                                                 3.25             8,000,000
   3,000,000      Newton Cty. IDR (Intec Group, Inc. Proj.) VRDN, 3.20% (LOC: LaSalle National Bank)
                  (Note C)                                                                             3.20             3,000,000
     200,000      West Lafayette Rev. Bonds (Junior-Senior High School Bldg. Corp.), 5.00%, due
                  7/15/99 (Insured: FSA)                                                               3.90               201,496
                                                                                                                   --------------
                                                                                                                       16,986,496
                                                                                                                   --------------
                  IOWA--1.47%
   4,200,000      Dubuque (Jeld-Wen, Inc. Proj.) Ser. 1988 VRDN, 3.48% (LOC: ABN-AMRO Bank) (Note C)   3.48             4,200,000
     980,000      Iowa Higher Ed. Loan Auth. Rev. Bonds, 5.00%, due 8/1/99 (Insured: MBIA)             3.55               990,350
     100,000      Iowa Student Loan Rev. Bond Ser. C, 6.375%, due 12/1/98 (Insured: AMBAC)             4.00               100,189
     300,000      Waterloo Rev. Bonds (Wheaton Franciscan Services) Ser. A, 7.10%, due 8/15/99,
                  Prerefunded @ 102 (Note D)                                                           3.43               314,289
                                                                                                                   --------------
                                                                                                                        5,604,828
                                                                                                                   --------------
                  KANSAS--0.06%
     220,000      Johnson Cty. Water Dist. #0001, 10.50%, due 12/1/98, Prerefunded @ 100 (Note D)       7.97              220,430
                                                                                                                   --------------

                  KENTUCKY--6.64%
   1,500,000      Clark Cty. PCR Bonds (Eastern Kentucky Power Proj.) Ser. J-2, 3.10% , put 4/15/99
                  (GTY: CFC National Rural Util.)                                                      3.10             1,500,000
   4,960,000      Danville Multi-City Lease Rev. Bonds, 3.25%, due 1/19/99 (LOC: PNC Bank)             3.25             4,960,000
   4,000,000      Jefferson Cty. PCR (Louisville Gas & Elec. Co. Proj.) Ser. 1997, 3.10%, due
                  2/10/99                                                                              3.10             4,000,000
   1,500,000      Jefferson Cty. PCR (Louisville Gas & Elec. Co. Proj.) Ser. 1997, 3.20%, due
                  2/10/99                                                                              3.20             1,500,000
     830,000      Kentucky EDA Med. Ctr. Rev. Bonds (Ashland Hosp. Corp.), 4.25%, due 2/1/99
                  (Insured: FSA)                                                                       3.65               831,208
   3,900,000      Kentucky Turnpike Auth. (Trust Rec.) Ser. 17 VRDN, 3.40% (LIQ: Commerzbank)
                  (Note C)                                                                             3.40             3,900,000
   1,200,000      Mayfield (Kentucky League of Cities Pooled Lease Fin. Prog.) Ser. 1996 VRDN, 3.25%
                  (LOC: PNC Bank) (Note C)                                                             3.25             1,200,000
   5,400,000      Pendleton Cty. (Kentucky Assoc. of Counties Lease Trust Prog.) Ser. 1989, 3.30%,
                  due 11/6/98 (LOC: Commonwealth Bank of Australia)                                    3.30             5,400,000
   2,000,000      Pendleton Cty. (Kentucky Assoc. of Counties Lease Trust Prog.) Ser. 1989, 3.25%,
                  due 2/12/99 (LOC: Commonwealth Bank of Australia)                                    3.25             2,000,000
                                                                                                                   --------------
                                                                                                                       25,291,208
                                                                                                                   --------------
                  LOUISIANA--2.52%
   2,600,000      Calcasieu Parish (Citgo Petroleum Corp.) Ser. 1995 VRDN, 3.85% (LOC: Banque
                  Nationale de Paris) (Note C)                                                         3.85             2,600,000
   6,889,000      Calcasieu Parish Pub. Trust Auth. Rev. Bonds (WPT Corp. Proj.) Ser. 1997 VRDN,
                  3.25% (LOC: Morgan Guaranty) (Note C)                                                3.25             6,889,000
     100,000      Louisiana Correctional Facs. Corp. Rev. Bonds, 4.80%, due 12/15/98 (Insured: FSA)    4.00               100,094
                                                                                                                   --------------
                                                                                                                        9,589,094
                                                                                                                   --------------

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18

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                               October 31, 1998

   PRINCIPAL                                                                                     ANNUALIZED
     AMOUNT                                                                                       YIELD (%)                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
                  MARYLAND--6.30%
$ 11,600,000      Anne Arundel Cty. (Baltimore Gas & Electric Proj.) Ser. 1988, 3.20%, due 2/11/99
                  (SBPA: Bank of New York, Chemical Bank)                                              3.20        $   11,600,000
   1,500,000      Baltimore Cty. Rev. Auth. (Golf Systems) VRDN, 3.25% (LOC: First National Bank of
                  Maryland) (Note C)                                                                   3.25             1,500,000
   2,500,000      Maryland Health & Higher Ed. (Deaton Special Hosp. & Home Proj.) VRDN, 3.25%
                  (LOC: First National Bank of Maryland) (Note C)                                      3.25             2,500,000
   2,100,000      Maryland Health & Higher Ed. (Kennedy Krieger Proj.) VRDN, 3.20% (LOC: First
                  National Bank of Maryland) (Note C)                                                  3.20             2,100,000
   1,900,000      Maryland Health & Higher Ed. (North Arundel Hosp. Proj.) VRDN, 3.10% (LOC: Mellon
                  Bank) (Note C)                                                                       3.10             1,900,000
   4,400,000      Maryland Health & Higher Ed. (Univ. of Maryland Med. Sys.) Ser. A VRDN, 3.25%
                  (LOC: First National Bank of Maryland) (Note C)                                      3.25             4,400,000
                                                                                                                   --------------
                                                                                                                       24,000,000
                                                                                                                   --------------
                  MASSACHUSETTS--0.51%
     290,000      Farmington River Regional Sch. Dist. GO Bonds, 5.50%, due 11/15/98
                  (Insured: AMBAC)                                                                     4.00               290,162
     137,000      Great Barrington GO Bonds, 6.00%, due 6/15/99 (Insured: MBIA)                        3.90               138,729
     760,000      Massachusetts Ed. Loan Auth. Ser. 1996B, 4.55%, due 7/1/99 (Insured: AMBAC)          4.00               762,681
     650,000      Massachusetts HFA Ser. D, 3.80%, due 12/1/98 (Insured: MBIA)                         3.80               650,000
     110,000      Norfolk GO Bonds, 6.75%, due 11/15/98 (Insured: AMBAC)                               4.00               110,113
                                                                                                                   --------------
                                                                                                                        1,951,685
                                                                                                                   --------------
                  MICHIGAN--2.10%
   8,000,000      Michigan Hsg. Dev. Auth. Ser. 1988A, 3.10%, due 1/21/99 (LOC: Landesbank Hessen
                  Thueringen)                                                                          3.10             8,000,000
                                                                                                                   --------------
                  MINNESOTA--0.26%
   1,000,000      St. Paul Hsg. & Redev. Rev. Bonds (Science Museum of Minn.) Ser. B VRDN, 3.20%
                  (LOC: First Bank) (Note C)                                                           3.20             1,000,000
                                                                                                                   --------------

                  MISSISSIPPI--0.92%
   1,500,000      Mississippi Hosp. Equip. & Facs. Auth. Rev. Bonds (No. Mississippi Hlth. Serv.)
                  Ser. 1, 3.45%, due 11/18/98 (SBPA: West Deutsche Landesbank)                         3.45             1,500,000
   2,000,000      Mississippi Hosp. Equip. & Facs. Auth. Rev. Bonds (No. Mississippi Hlth. Serv.)
                  Ser. 1, 3.10%, due 1/21/99 (SBPA: West Deutsche Landesbank)                          3.10             2,000,000
                                                                                                                   --------------
                                                                                                                        3,500,000
                                                                                                                   --------------
                  MISSOURI--1.04%
   1,950,000      Missouri Env. Imp. & Energy Res. Auth. (Assoc. Elec. Coop.) Ser. 1993M VRDN, 3.20%
                  (GTY: CFC National Rural) (Note C)                                                   3.20             1,950,000
   2,000,000      Missouri Health & Ed. Facs. Auth. (Stowers Institue for Med. Res.) Ser. 1998 VRDN,
                  3.15% (LIQ: Morgan Guaranty) (Note C)                                                3.15             2,000,000
                                                                                                                   --------------
                                                                                                                        3,950,000
                                                                                                                   --------------
                  NEVADA--0.58%
   1,200,000      Henderson Cty. Pub. Imp. Trust Rev. Bonds (Berry Plastics Corp. Proj.) Ser. 1991
                  VRDN, 3.48% (LOC: Nationsbank) (Note C)                                              3.48             1,200,000
   1,000,000      Washoe Cty. Water Fac. Rev. Bonds (Sierra Pacific Power Co. Proj.) VRDN, 3.85%
                  (LOC: Union Bank of Switzerland) (Note C)                                            3.85             1,000,000
                                                                                                                   --------------
                                                                                                                        2,200,000
                                                                                                                   --------------
                  NEW HAMPSHIRE--1.29%
   1,415,000      Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower Proj.) Ser. B VRDN, 3.35% (LOC:
                  PNC Bank) (Note C)                                                                   3.85             1,415,000
   3,500,000      New Hampshire Business Fin. Auth. (Forty - One Northwestern LLC Proj.) Ser. 1998
                  VRDN, 3.50% (LOC: Bank of Boston) (Note C)                                           3.50             3,500,000
                                                                                                                   --------------
                                                                                                                        4,915,000
                                                                                                                   --------------
                  NEW JERSEY--0.18%
     200,000      Hammonton GO Bonds, 4.875%, due 12/1/98 (Insured: FGIC)                              4.00               200,139
     500,000      Jersey City Incinerator Auth. Rev. Bonds, 6.90%, due 11/15/98 (Insured: FGIC)        4.10               500,520
                                                                                                                   --------------
                                                                                                                          700,659
                                                                                                                   --------------
                  NEW MEXICO--0.83%
   1,500,000      Albuquerque IDR (CVI Laser Corp. Proj.) Ser. 1998 VRDN, 3.30% (LOC: Nationsbank)
                  (Note C)                                                                             3.30             1,500,000
   1,650,000      Albuquerque IDR (Karsten Co.of New Mexico) Ser. 1997A VRDN, 3.55% (LOC: Bank One)
                  (Note C)                                                                             3.55             1,650,000
                                                                                                                   --------------
                                                                                                                        3,150,000
                                                                                                                   --------------

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                                                                            19

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                               October 31, 1998

   PRINCIPAL                                                                                     ANNUALIZED
      AMOUNT                                                                                     YIELD (%)                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
                  NEW YORK--1.81%
$  6,880,000      New York Med. Care Facs. (Eagle Tax Exempt Trust) Ser. 1995 VRDN, 3.21% (LIQ:
                  Citibank) (Note C)                                                                   3.21        $    6,880,000
                                                                                                                   --------------
                  OHIO--2.05%
   6,000,000      Montgomery Cty. Hosp. Fac. Rev. Bonds (Miami Valley Hosp.) Ser. 1998B, 3.10%, due
                  11/5/98 (LIQ: Morgan Guaranty)                                                       3.10             6,000,000
   1,800,000      Ohio Air Quality Dev. Auth. Rev. Bonds (JMG Funding) Ser. B VRDN, 3.10% (LOC:
                  Societe Generale) (Note C)                                                           3.10             1,800,000
                                                                                                                   --------------
                                                                                                                        7,800,000
                                                                                                                   --------------
                  PENNSYLVANIA--4.89%
   1,500,000      Beaver Cty. IDA (Duquesne Light Co. Proj.) Ser.1993A, 3.20% due 2/18/99 (LOC:
                  Union Bank of Switzerland)                                                           3.20             1,500,000
   1,500,000      Bethel Township IDA (Brentwood Industries Inc. Proj.) VRDN, 3.35% (LOC: CoreStates
                  Bank) (Note C)                                                                       3.35             1,500,000
   2,620,000      Carbon Cty. IDA Res. Rec. Rev. (Panther Creek Proj.) Ser. 1991A, 3.40%, due
                  12/15/98 (LOC: National Westminster Bank)                                            3.40             2,620,000
   7,500,000      Carbon Cty. IDA Res. Rec. Rev. (Panther Creek Proj.) Ser. 1990A, 3.10%, due 2/8/99
                  (LOC: National Westminster Bank)                                                     3.10             7,500,000
     500,000      Pennsylvania COP Ser. A, 4.40%, due 7/1/99 (Insured: AMBAC)                          3.50               502,904
   5,000,000      Venango IDA (Scrubgrass Proj.) Ser. 1990A, 3.25%, due 2/19/99 (LOC: National
                  Westminster Bank)                                                                    3.25             5,000,000
                                                                                                                   --------------
                                                                                                                       18,622,904
                                                                                                                   --------------
                  RHODE ISLAND--0.52%
   2,000,000      Rhode Island Ind. Fac. Corp. IDR (NFA Corp. Proj.) VRDN, 3.70% (LOC: Bank of
                  Boston) (Note C)                                                                     3.70             2,000,000
                                                                                                                   --------------
                  SOUTH CAROLINA--4.12%
   4,000,000      Greenville City & Cty. IDR Bonds (Stevens Aviation Tech. Serv. Facs. Proj.) Ser.
                  97 VRDN, 3.25% (LOC: First Union National Bank) (Note C)                             3.25             4,000,000
   5,000,000      South Carolina Port Auth. (ABN-AMRO Munitops #7) VRDN, 3.38% (LIQ: ABN-AMRO Bank)
                  (Note C)                                                                             3.38             5,000,000
   6,700,000      South Carolina Jobs EDA (Zeuna Starker USA, Inc. Proj.) VRDN, 3.35% (LOC:
                  Bayerische Landesbank) (Note C)                                                      3.35             6,700,000
                                                                                                                   --------------
                                                                                                                       15,700,000
                                                                                                                   --------------
                  SOUTH DAKOTA--0.63%
   2,400,000      South Dakota Hsg. Dev. Auth. (Homeownership Mortgage Bonds) Ser. 1997E VRDN, 3.40%
                  (GIC: West Deutsche Landesbank Gironzentrale) (Note C)                               3.40             2,400,000
                                                                                                                   --------------

                  TENNESSEE--0.89%
   3,400,000      Franklin Cty. IDB (Franklin Ind. Inc. Proj.) VRDN, 3.25% (LOC: Nationsbank)
                  (Note C)                                                                             3.25             3,400,000
                                                                                                                   --------------

                  TEXAS--11.69%
   5,000,000      Brazos River Auth. (Texas Util. Elec. Co. Proj.) Ser. 1994A, 3.15%, due 1/20/99
                  (LOC: Canadian Imperial Bank of Commerce)                                            3.15             5,000,000
   1,000,000      Brazos River Auth. (Texas Util. Elec. Co. Proj.) Ser. 1995A VRDN, 3.85%, (LOC:
                  Morgan Guaranty) (Note C)                                                            3.85             1,000,000
     500,000      Corpus Christi IDR Bonds (CITGO Petroleum) VRDN, 3.85% (LOC: Bank One) (Note C)      3.85               500,000
   2,000,000      San Antonio IDA (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.) VRDN Ser.1998,
                  3.30% (LOC: Nationsbank) (Note C)                                                    3.30             2,000,000
   8,950,000      Texas Dept. of Hsg. & Comm. Affairs Ser. A, 3.30%, due 12/3/98 (Insured: FGIC,
                  LIQ: FGIC)                                                                           3.30             8,950,000
   5,350,000      Texas Dept. of Hsg. & Comm. Affairs Ser. B, 3.20%, due 12/3/98 (Insured: FGIC,
                  LIQ: FGIC)                                                                           3.20             5,350,000
   5,000,000      Texas Veterans Hsg. Ser. 1994A-1 VRDN, 3.15% (Note C)                                3.15             5,000,000
   6,500,000      Texas Tax Revenue Antic. Notes VRDN, 3.85% (Note C)                                  3.85             6,500,000
   9,266,000      University of Texas Board of Regents Ser. A, 3.35% , due 12/7/98                     3.35             9,266,000
   1,000,000      West Side Calhoun Cty. (BP Chemicals) VRDN, 3.85% (Note C)                           3.85             1,000,000
                                                                                                                   --------------
                                                                                                                       44,566,000
                                                                                                                   --------------
                  UTAH--0.26%
   1,000,000      Trementon City IDR (La-Z-Boy Chair Co. Proj.) Ser. 1990 VRDN, 3.48% (LOC: NBD
                  Bank) (Note C)                                                                       3.48             1,000,000
                                                                                                                   --------------
                  VARIOUS STATES--2.68%
  10,220,956      Pitney Bowes Credit Corp. Leasetops Muni Trust Ser. 1998-2 VRDN, 3.48%, (LIQ:
                  Pitney Bowes Credit Corp.) (Note C)                                                  3.48            10,220,956
                                                                                                                   --------------

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20

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                               October 31, 1998

   PRINCIPAL                                                                                     ANNUALIZED
      AMOUNT                                                                                     YIELD (%)                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
                  VIRGINIA--1.31%
$    600,000      King George Cty. (Birchwood Power Proj.) Ser. 1995 VRDN, 3.85% (LOC: Credit
                  Suisse) (Note C)                                                                     3.85        $      600,000
   1,500,000      Louisa Cty. IDA (Virginia Elec. Power Co.), 3.55%, due 12/15/98                      3.55             1,500,000
   2,880,000      Richmond GO Bond Antic. Notes VRDN, 3.15% (SBPA: Nationsbank) (Note C)               3.15             2,880,000
                                                                                                                   --------------
                                                                                                                        4,980,000
                                                                                                                   --------------
                  WASHINGTON--1.97%
     100,000      King & Snohomish Ctys. GO Bonds (Sch. Dist. #417) Ser. A, 5.75%, due 12/1/98
                  (Insured: FGIC)                                                                      4.00               100,139
   7,420,000      Washington Hsg. Fin. Comm. (Boardwalk Apts. Proj.) VRDN, 3.40% (LOC: U.S. Bank)
                  (Note C)                                                                             3.40             7,420,000
                                                                                                                   --------------
                                                                                                                        7,520,139
                                                                                                                   --------------
                  WEST VIRGINIA--2.36%
   2,500,000      West Virginia GO Bonds Ser. 1998C VRDN, 3.26% (LIQ: Bank of Boston) (Note C)         3.26             2,500,000
   3,000,000      West Virginia Public Energy Auth. (Morgantown Energy Assoc. Proj.)
                  Ser. 1989A, 3.40%, due 12/16/98 (LOC: Swiss Bank)                                    3.40             3,000,000
   1,000,000      West Virginia Public Energy Auth. (Morgantown Energy Assoc. Proj.)
                  Ser. 1989A, 3.10%, due 2/9/99 (LOC: Swiss Bank)                                      3.10             1,000,000
   2,500,000      West Virginia Public Energy Auth. (Morgantown Energy Assoc. Proj.)
                  Ser. 1989A, 3.20%, due 2/9/99 (LOC: Swiss Bank)                                      3.20             2,500,000
                                                                                                                   --------------
                                                                                                                        9,000,000
                                                                                                                   --------------

                  TOTAL MUNICIPAL OBLIGATIONS--98.23%                                                                 374,351,019

                  OTHER ASSETS AND LIABILITIES, NET--1.77%                                                              6,739,427
                                                                                                                   --------------

                  NET ASSETS -- 100.0%                                                                             $  381,090,446
                                                                                                                   --------------
                                                                                                                   --------------

 Please see accompanying notes to the schedules of investments and financial statements.

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                                                                            21

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                      NOTES TO SCHEDULES OF INVESTMENTS
                               October 31, 1998

 (A) Variable rate securities. The rates shown are the current rates on October 31, 1998. Dates shown represent the next interest reset date.

 (B) These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On October 31, 1998, the aggregate value of these securities, valued at amortized cost, is $120,840,000, representing 4.1% of net assets of the Money Market Portfolio.

 (C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

 (D) Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

 (E) Security may be redeemed prior to maturity date at the discretion of the issuer.

-----------------------------------------------------------------------

                         DESCRIPTION OF ABBREVIATIONS

           AMBAC   American Municipal Bond Assurance Corporation
           CFC     Cooperative Finance Corporation
           COP     Certificates of Participation
           CP      Commercial Paper
           EDA     Economic Development Authority
           FGIC    Financial Guaranty Insurance Company
           FHA     Federal Housing Administration
           FSA     Financial Security Assurance Inc.
           GIC     Guaranteed Investment Contract
           GNMA    Government National Mortgage Association
           GO      General Obligation
           GTY     Guarantee
           HFA     Housing Finance Authority
           IDA     Industrial Development Authority
           IDB     Industrial Development Bond
           IDR     Industrial Development Revenue Bond
           LINE    Line of Credit
           LIQ     Liquidity Agreement
           LOC     Letter of Credit
           MBIA    Municipal Bond Investors Assurance Insurance
                   Corporation
           PCR     Pollution Control Revenue Bond
           SBPA    Standby Bond Purchase Agreement
           SFM     Single Family Mortgage
           VRDN    Variable Rate Demand Note
-----------------------------------------------------------------------

      This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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22

--------------------------------------------------------------------------------

                         Report of Independent Auditors

         Shareholders and Board of Directors
         Waterhouse Investors Cash Management Funds

         We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Waterhouse Investors Cash Management Funds, comprising, respectively, the Money Market Portfolio, the U.S. Government Portfolio, and the Municipal Portfolio (three of the portfolios comprising the Waterhouse Investors Family of Funds, Inc.) as of October 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Waterhouse Investors Cash Management Funds at October 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                                        /s/ Ernst & Young LLP

         New York, New York
         December 1, 1998

--------------------------------------------------------------------------------
                                                                              23

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                         WATERHOUSE SECURITIES, INC.
             ---------------------------------------------------
             WHERE INVESTORS WHO EXPECT VALUE FEEL RIGHT AT HOME




                        Member New York Stock Exchange o SIPC
            National Headquarters o 100 Wall Street o New York, NY
                         Over 150 Branches Nationwide


  [LOGO] Waterhouse Securities is a subsidiary of the Toronto-Dominion Bank whose stock is listed on the New York Stock Exchange (Symbol: TD)

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